Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss before tax	€ (183,899)	€ (109,819)	€ (54,294)
Theoretical tax rate	25.00%	25.00%	25.00%
Tax benefit at theoretical rate	€ 45,975	€ 27,455	€ 13,574
Tax credits	1,584	1,794	1,432
Permanent differences	(16,275)	478	(305)
Other permanent differences	(860)	(975)	(428)
Temporary differences	(34)	(30)
Tax rate differences	100	83	55
Non recognition of deferred tax assets related to tax losses and temporary differences	(30,569)	(28,930)	(14,309)
Impairment loss of deferred tax asset	(234)	(481)
Actual income tax benefit	(313)	(607)	20
Current taxes	(305)	(62)	(34)
Deferred taxes	€ 8	€ 545	€ (54)
Effective tax rate	0.17%	0.06%	0.06%
Deferred tax asset	€ 217	€ 225
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	0	0	€ 0
Inventiva S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Current taxes	€ 0	€ 0